Consolidated Schedule of Investments
January 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–12.29%
U.S. Treasury Floating Rate Notes–12.29%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	3.78%	04/30/2026	$68,400	$68,416,653
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(a)	3.82%	07/31/2026	65,900	65,938,593
Total U.S. Treasury Securities (Cost $134,312,269)				134,355,246
		Expiration Date
Commodity-Linked Securities–10.05%
Bank of Montreal, 1 mo. SOFR (linked to the Bloomberg Gold Subindex, multiplied by 2) (Canada)(b)(c)		07/06/2026	22,700	40,585,600
Canadian Imperial Bank of Commerce, 1 mo. SOFR (linked to the CIBC Dynamic Roll LME Copper Index 2) (Canada)(b)(c)		10/30/2026	17,100	27,717,451
Royal Bank of Canada, (linked to RBC Enhanced Copper 2x Index, multiplied by 2) (Canada)(b)(c)		10/30/2026	17,100	27,331,790
Societe Generale, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Societe Generale Soybean Meal Index, multiplied by 2) (France)(c)		03/30/2026	18,000	14,176,995
Total Commodity-Linked Securities (Cost $74,900,000)				109,811,836
			Shares
Money Market Funds–69.55%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e)			197,801,750	197,801,750
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 3.88%(d)(e)			195,883,978	195,883,978
Invesco Treasury Portfolio, Institutional Class, 3.57%(d)(e)			366,383,071	366,383,071
Total Money Market Funds (Cost $760,068,799)				760,068,799
TOTAL INVESTMENTS IN SECURITIES–91.89% (Cost $969,281,068)				1,004,235,881
OTHER ASSETS LESS LIABILITIES–8.11%				88,589,727
NET ASSETS–100.00%				$1,092,825,608
Investment Abbreviations:
SOFR	– Secured Overnight Financing Rate
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $95,634,841, which represented 8.75% of the Fund’s Net Assets.

(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$170,576,000	$46,979,691	$(19,753,941)	$-	$-	$197,801,750	$1,644,140
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	204,277,411	165,885,422	(174,278,855)	-	-	195,883,978	2,020,511
Invesco Treasury Portfolio, Institutional Class	315,820,963	87,247,997	(36,685,889)	-	-	366,383,071	3,010,015
Total	$690,674,374	$300,113,110	$(230,718,685)	$-	$-	$760,068,799	$6,674,666

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Coffee ’C’	406	March-2026	$50,585,063	$(6,977,451)	$(6,977,451)
Corn	595	July-2026	13,149,500	(505,854)	(505,854)
Gold 100 Oz.	273	April-2026	129,541,230	(9,090,660)	(9,090,660)
LME Nickel	13	April-2026	1,397,362	(17,600)	(17,600)
Silver	237	March-2026	93,059,235	20,593,568	20,593,568
Soybean	722	July-2026	39,367,050	(1,046,699)	(1,046,699)
Wheat	714	July-2026	19,840,275	(98,372)	(98,372)
Total Futures Contracts				$2,856,932	$2,856,932

(a)	Futures contracts collateralized by $47,086,782 cash held with Goldman Sachs International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Brent Crude Roll Yield Index	0.17%	Monthly	113,800	October—2026	USD	55,811,639	$—	$5,521,007	$5,521,007
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Distributed Mono Index - WTI Crude Oil (Excess Return)	0.14	Monthly	43,250	October—2026	USD	36,474,066	—	2,602,958	2,602,958
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Extended Copper (Daily Rebalancing) Excess Return Index	0.30	Monthly	30,300	May—2026	USD	43,061,087	—	1,119,654	1,119,654
Goldman Sachs International	Receive	Goldman Sachs Heating Oil F0 Standard Roll Excess Return Index	0.14	Monthly	28,500	October—2026	USD	5,329,697	—	1,260,210	1,260,210
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	174,100	January—2027	USD	66,937,272	—	5,512,180	5,512,180
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Front Month Heating Oil Index - Excess Return	0.11	Monthly	210,700	October—2026	USD	66,286,978	—	6,762,796	6,762,796
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	Monthly	293,000	October—2026	USD	41,134,270	203,837	1,465,322	1,261,485
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	294,000	October—2026	USD	19,165,184	—	2,322,923	2,322,923
Merrill Lynch International	Receive	MLCX1XBE Excess Return Index	0.10	Monthly	123,300	August—2026	USD	53,595,859	3,479	5,538,414	5,534,935
Merrill Lynch International	Receive	MLCXLXAE Excess Return Index	0.25	Monthly	64,700	October—2026	USD	22,898,643	296,248	1,666,717	1,370,469
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley MSCY2XB0 Index	0.15%	Monthly	6,900	July—2026	USD	5,483,191	$—	$388,158	$388,158
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Soybean Oil Dynamic Roll Index	0.30	Monthly	252,700	April—2026	USD	61,713,737	—	995,360	995,360
Subtotal — Appreciation									503,564	35,155,699	34,652,135
Commodity Risk
Barclays Bank PLC	Receive	Barclays Live Cattle Roll Yield Excess Return Index	0.47	Monthly	170,200	July—2026	USD	29,243,934	—	(271,929)	(271,929)
BNP Paribas S.A.	Receive	BNP Paribas Rolling Futures IY SB Index	0.15	Monthly	159,200	December—2026	USD	35,482,480	—	(1,392,793)	(1,392,793)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Lean Hog Commodity Index	0.20	Monthly	532,000	January—2027	USD	29,567,390	—	(92,940)	(92,940)
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Extended Cotton (Daily Rebalancing) Excess Return Index	0.20	Monthly	82,500	April—2026	USD	7,499,085	—	(37,372)	(37,372)
Goldman Sachs International	Receive	S&P GSCI Soybean Meal Excess Return Index	0.32	Monthly	7,150	May—2026	USD	6,923,806	—	(267,522)	(267,522)
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	1,433,500	October—2026	USD	93,246,165	—	(1,265,240)	(1,265,240)
Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18	Monthly	282,000	January—2027	USD	20,073,042	—	(137,813)	(137,813)
Morgan Stanley and Co. International PLC	Pay	Morgan Stanley MSCY2KW0 Index	0.05	Monthly	201,300	February—2026	USD	27,394,796	—	(909,272)	(909,272)
Subtotal — Depreciation									—	(4,374,881)	(4,374,881)
Total — Total Return Swap Agreements									$503,564	$30,780,818	$30,277,254

(a) Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $180,000.
(b) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c) The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Bloomberg Gold Subindex
	Long Futures Contracts
	Gold	100.00%
CIBC Dynamic Roll LME Copper Index 2
	Long Futures Contracts
	Copper	100.00%
RBC Enhanced Copper 2x Index
	Long Futures Contracts
	Copper	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Societe Generale Soybean Meal Index
	Long Futures Contracts
	Soybean Meal	100.00%
Barclays Brent Crude Roll Yield Index
	Long Futures Contracts
	Brent Crude	100.00%
Citi Commodities Curve Beta Enhanced Distributed Mono Index - WTI Crude Oil (Excess Return)
	Long Futures Contracts
	WTI Crude	100.00%
Citi Commodities Curve Beta Enhanced Extended Copper (Daily Rebalancing) Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Goldman Sachs Heating Oil F0 Standard Roll Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
J.P. Morgan Front Month Heating Oil Index - Excess Return
	Long Futures Contracts
	Heating Oil	100.00%
MLCX Aluminum Annual Excess Return Index
	Long Futures Contracts
	Aluminum	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
MLCX1XBE Excess Return Index
	Long Futures Contracts
	Gasoline Unleaded	100.00%
MLCXLXAE Excess Return Index
	Long Futures Contracts
	Cocoa	100.00%
Morgan Stanley MSCY2XB0 Index
	Long Futures Contracts
	Soybean Meal	100.00%
Morgan Stanley Soybean Oil Dynamic Roll Index
	Long Futures Contracts
	Soybean Oil	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Barclays Live Cattle Roll Yield Excess Return Index
	Long Futures Contracts
	Live Cattle	100.00%
BNP Paribas Rolling Futures IY SB Index
	Long Futures Contracts
	Sugar	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Lean Hog Commodity Index
	Long Futures Contracts
	Lean Hog	100.00%
Citi Commodities Curve Beta Enhanced Extended Cotton (Daily Rebalancing) Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
S&P GSCI Soybean Meal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminium	100.00%
MLCX6CTE Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
Morgan Stanley MSCY2KW0 Index
	Long Futures Contracts
	Kansas Wheat	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$134,355,246	$—	$134,355,246
Commodity-Linked Securities	—	109,811,836	—	109,811,836
Money Market Funds	760,068,799	—	—	760,068,799
Total Investments in Securities	760,068,799	244,167,082	—	1,004,235,881
Other Investments - Assets*
Futures Contracts	20,593,568	—	—	20,593,568
Swap Agreements	—	34,652,135	—	34,652,135
	20,593,568	34,652,135	—	55,245,703
Other Investments - Liabilities*
Futures Contracts	(17,736,636)	—	—	(17,736,636)
Swap Agreements	—	(4,374,881)	—	(4,374,881)
	(17,736,636)	(4,374,881)	—	(22,111,517)
Total Other Investments	2,856,932	30,277,254	—	33,134,186
Total Investments	$762,925,731	$274,444,336	$—	$1,037,370,067

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Commodity Strategy Fund